Supplement dated April 25, 2022
to the Statement of Additional Information dated August 31, 2021, as previously supplemented

PTLC PTMC PTNQ PTEU	Pacer Trendpilot® US Large Cap ETF Pacer Trendpilot® US Mid Cap ETF Pacer Trendpilot® 100 ETF Pacer Trendpilot® European Index ETF	GCOW COWZ CALF ICOW	Pacer Global Cash Cows Dividend ETF Pacer US Cash Cows 100 ETF Pacer US Small Cap Cash Cows 100 ETF Pacer Developed Markets International Cash Cows 100 ETF
PAEU PIEL PWS	Pacer Autopilot Hedged European Index ETF Pacer International Export Leaders ETF Pacer WealthShield ETF	VIRS	Pacer BioThreat Strategy ETF
SZNG SZNE HOTL RXRE INDS SRVR
Pacer CFRA-Stovall Global Seasonal Rotation ETF
Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF
Pacer Benchmark Hotel & Lodging Real Estate SCTRSM ETF
Pacer Benchmark Healthcare Real Estate SCTRSM ETF
Pacer Benchmark Industrial Real Estate SCTRSM ETF
Pacer Benchmark Data & Infrastructure Real Estate SCTRSM ETF
AFTY PTBD PTIN TRND BUL ALTL PAMC
Pacer CSOP FTSE China A50 ETF
Pacer Trendpilot® US Bond ETF
Pacer Trendpilot® International ETF
Pacer Trendpilot® Fund of Funds ETF
Pacer US Cash Cows Growth ETF
Pacer Lunt Large Cap Alternator ETF
Pacer Lunt MidCap Multi-Factor Alternator ETF

PAD	Pacer Benchmark Apartments & Residential Real Estate SCTRSM ETF	PALC	Pacer Lunt Large Cap Multi-Factor Alternator ETF
PEXL	Pacer US Export Leaders ETF	HERD	Pacer Cash Cows Fund of Funds ETF
ECOW	Pacer Emerging Markets Cash Cows 100 ETF
each a series of Pacer Funds Trust
(collectively, the “Funds”)
Effective May 2, 2022, the standard fixed creation transaction fee and the fixed redemption fee for the Funds, regardless of the number of Creation Units created or redeemed, is as follows:

Name of Fund	Fixed Creation Transaction Fee		Fixed Redemption Transaction Fee
Pacer Trendpilot US Large Cap ETF	$500	*	$500	**
Pacer Trendpilot US Mid Cap ETF	$500	*	$500	**
Pacer Trendpilot 100 ETF	$300		$300
Pacer Trendpilot European Index ETF	$2,000	*	$2,000	**
Pacer Trendpilot US Bond ETF	$500	*	$500
Pacer Trendpilot International ETF	$8,000	*	$8,000	**
Pacer Trendpilot Fund of Funds ETF	$300		$300
Pacer US Cash Cows 100 ETF	$300		$300
Pacer US Small Cap Cash Cows 100 ETF	$300		$300
Pacer US Cash Cows Growth ETF	$300		$300
Pacer Global Cash Cows Dividend ETF	$1,500		$1,500
Pacer Emerging Markets Cash Cows 100 ETF	$1,750		$1,750
Pacer Developed Markets International Cash Cows 100 ETF	$1,500		$1,500
Pacer Cash Cows Fund of Funds ETF	$300		$300
Pacer US Export Leaders ETF	$300		$300
Pacer International Export Leaders ETF	$2,000		$2,000
Pacer CSOP FTSE China A50 ETF	$300		$300
Pacer Benchmark Hotel & Lodging Real Estate SCTR ETF	$300		$300
Pacer Benchmark Apartments & Residential Real Estate SCTR ETF	$300		$300
Pacer Benchmark Healthcare Real Estate SCTR ETF	$300		$300
Pacer Benchmark Industrial Real Estate SCTR ETF	$300		$300
Pacer Benchmark Data & Infrastructure Real Estate SCTR ETF	$300		$300
Pacer Autopilot Hedged European Index ETF	$5,000		$5,000
Pacer WealthShield ETF	$500		$500
Pacer CFRA-Stovall Global Seasonal Rotation ETF	$3,000		$3,000
Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF	$500		$500
Pacer BioThreat Strategy ETF	$300		$300
Pacer Lunt Large Cap Alternator ETF	$300		$300
Pacer Lunt MidCap Multi-Factor Alternator ETF	$300		$300
Pacer Lunt Large Cap Multi-Factor Alternator ETF	$300		$300
*    The fixed creation transaction fee will be $300 when the Deposit Securities include only U.S. Treasury bills. For PTBD, the standard fixed creation transaction fee is $300 when the Deposit Securities include U.S. Treasury bills.
**    The fixed redemption transaction fee will be $300 when the Deposit Securities include only U.S. Treasury bills.
Please retain this Supplement with your Statement of Additional Information for future reference.

Supplement Dated
April 25, 2022

to the

Pacer Metaurus US Large Cap Dividend Multiplier 300 ETF (TRPL)
Pacer Metaurus US Large Cap Dividend Multiplier 400 ETF (QDPL)

Statement of Additional Information
dated July 1, 2021, as previously supplemented;

Pacer Pacific Asset Floating Rate High Income ETF (FLRT)

Statement of Additional Information
dated October 19, 2021, as previously supplemented;

Pacer American Energy Independence ETF (USAI)

Statement of Additional Information
dated February 28, 2022;

and

Pacer Swan SOS Conservative (January) ETF (PSCX)
Pacer Swan SOS Conservative (April) ETF (PSCW)
Pacer Swan SOS Conservative (July) ETF (PSCJ)
Pacer Swan SOS Conservative (October) ETF (PSCQ)
Pacer Swan SOS Moderate (January) ETF (PSMD)
Pacer Swan SOS Moderate (April) ETF (PSMR)
Pacer Swan SOS Moderate (July) ETF (PSMJ)
Pacer Swan SOS Moderate (October) ETF (PSMO)
Pacer Swan SOS Flex (January) ETF (PSFD)
Pacer Swan SOS Flex (April) ETF (PSFM)
Pacer Swan SOS Flex (July) ETF (PSFJ)
Pacer Swan SOS Flex (October) ETF (PSFO)
Pacer Swan SOS Fund of Funds ETF (PSFF)

Statement of Additional Information
dated February 28, 2022

each a series of Pacer Funds Trust
(collectively, the “Funds”)

Effective May 2, 2022, the standard fixed creation transaction fee and the standard fixed redemption transaction fee for the Funds, regardless of the number of Creation Units created or redeemed in the transaction, is $300.

Please retain this Supplement with each Statement of Additional Information for future reference.